Document and Entity Information	3 Months Ended
	Aug. 31, 2012	Oct. 08, 2012
Document and Entity Information
Entity Registrant Name	SOFTECH INC
Document Type	S-1
Document Period End Date	Aug. 31, 2012
Amendment Flag	false
Entity Central Index Key	0000354260
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding		995,135
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY